Stockholders' Equity (Tables)	3 Months Ended
Sep. 30, 2013
Stockholders' Equity [Abstract]
Option activity for stock option plans
The following is a summary of option activity for our stock option plans:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at June 30, 2013	1,063,750	$2.36

Granted	48,750	$1.39
Forfeited	(500)	$0.86
Expired	(152,500)	$3.71

Outstanding at September 30, 2013	959,500	$2.10	2.1	$43,000

Vested and Expected to Vest at September 30, 2013	855,667	$2.06	2.0	$33,000

Exercisable at September 30, 2013	553,153	$2.37	1.8	$11,000

Restricted stock activity granted to employees
The following is a summary of restricted stock activity granted to employees during the three months ended September 30, 2013:

		Weighted Average
	Number of Shares	Grant Date Fair Value
Balance at June 30, 2013	390,003	$1.81
Granted	--
Vested	(164,998)	$1.93
Forfeited	--
Outstanding at September 30, 2013	225,005	$1.72